Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

16.Subsequent Events

(a)On January 17, 2012 the Company drew down $28,358 being the available unused amount of an existing credit facility (Note 7).

(b)On January 25, 2012, the Company announced a quarterly dividend of $0.15 cents per share, which was paid on February 14, 2012 to shareholders of record on February 9, 2012.

(c)On January 31, 2012 the Company agreed to the terms of a bank loan for an amount of $73,600 relating to the financing of its first DP2 suezmax shuttle tanker, expected to be delivered at the first quarter of 2013.